[letterhead of K&L Gates]

September 26, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	FPA Paramount Fund, Inc.
1933 Act File No. 002-14660
1940 Act File No. 811-00852
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of FPA Paramount Fund, Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with the Special Meeting of Shareholders of the Fund to be held on November 15, 2013 (the “Meeting”).  The Proxy Statement and related materials consist of a Letter to Shareholders, a Notice of Special Meeting of Shareholders, responses to “Frequently Asked Questions,” the Proxy Statement and form of proxy.  We understand no filing fee is applicable and, accordingly, no fee is included herein.

The Meeting will be held for shareholders of the Fund to consider a new investment advisory agreement for the Fund under which the Fund would pay a higher advisory fee, changing the Fund from a diversified fund to a non-diversified fund, revisions to, or removal of, certain fundamental investment policies, and changing the Fund’s investment objective from a fundamental policy to a non-fundamental policy.  Information about each of these proposals appears in the Proxy Statement.  Definitive proxy materials are expected to be mailed to shareholders in October 2013.

We would appreciate comments as soon as possible.  If you have any questions or comments regarding the foregoing, please contact me at (415) 249-1053 or my colleague Mark D. Perlow at (415) 249-1070.

Sincerely,

/s/ Kurt J. Decko
Kurt J. Decko

cc:           J. Richard Atwood

Sherry Sasaki

First Pacific Advisors, LLC

Mark D. Perlow

K&L Gates LLP

Enclosures